Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 141	$ 79	[1]	$ 525	$ 177	$ 181
Less (income) loss from discontinued operations, net of taxes	20	(12)		(57)	(36)	(45)
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries	0	0		0	0	0
Dividends from subsidiaries	0	0		0	0	0
Amortization of fixed maturity discounts and premiums and limited partnerships	(5)	(19)		(88)	(77)	(55)
Net investment losses (gains)	61	(37)		(27)	195	143
Charges assessed to policyholders	(202)	(187)		(801)	(690)	(506)
Acquisition costs deferred	(105)	(154)		(611)	(637)	(587)
Amortization of deferred acquisition costs and intangibles	122	271		722	593	622
Goodwill impairment				89	29	0
Deferred income taxes	(182)	21		82	(350)	(337)
Gain on sale of subsidiary				0	(36)	0
Net increase (decrease) in trading securities, held- for-sale investments and derivative instruments	(27)	(45)		191	1,451	(100)
Stock-based compensation expense	9	9		26	31	44
Change in certain assets and liabilities:
Accrued investment income and other assets	(42)	(99)		(68)	(174)	(31)
Insurance reserves	541	369		2,330	2,507	2,413
Current tax liabilities	202	(87)		(234)	145	(173)
Other liabilities and other policy-related balances	(474)	(370)		(1,166)	(73)	(271)
Cash from operating activities-discontinued operations	1	9		49	70	38
Net cash from operating activities	60	(252)		962	3,125	1,336
Cash flows from investing activities:
Fixed maturity securities	1,212	969		5,176	5,233	4,589
Commercial mortgage loans	212	142		891	912	769
Restricted commercial mortgage loans related to securitization entities	17	14		67	96	52
Proceeds from sales of investments:
Fixed maturity and equity securities	1,310	1,717		5,735	6,284	4,643
Purchases and originations of investments:
Fixed maturity and equity securities	(2,069)	(3,049)		(12,322)	(11,885)	(13,236)
Commercial mortgage loans	(203)	(81)		(692)	(300)	(105)
Other invested assets, net	(26)	436		416	(529)	1,580
Policy loans, net	0	(6)		(29)	(79)	(68)
Intercompany notes receivable	0	0		0	0	0
Capital contributions to subsidiaries	0	0		0	0	0
Proceeds from sale of a subsidiary, net of cash transferred				77	211	0
Payments for businesses purchased, net of cash acquired				0	(3)	(40)
Cash from investing activities-discontinued operations	0	(18)		(41)	1	1
Net cash from investing activities	453	124		(722)	(59)	(1,815)
Cash flows from financing activities:
Deposits to universal life and investment contracts	445	662		2,810	2,664	2,737
Withdrawals from universal life and investment contracts	(678)	(600)		(2,781)	(3,688)	(4,429)
Redemption and repurchase of non-recourse funding obligations	(4)	(563)		(1,056)	(130)	(6)
Proceeds from the issuance of long-term debt	0	361		361	545	1,204
Repayment and repurchase of long-term debt				(322)	(760)	(6)
Repayment of borrowings related to securitization entities	(17)	(19)		(72)	(96)	(61)
Repayment of borrowings from subsidiaries						0
Proceeds from intercompany notes payable	0	0		0	0	0
Repurchase of subsidiary shares				0	(71)	(131)
Dividends paid to noncontrolling interests	(13)	(12)		(50)	(67)	(43)
Other, net	(32)	(17)		54	26	(747)
Cash from financing activities-discontinued operations	0	(1)		(45)	(64)	(30)
Net cash from financing activities	(299)	(189)		(1,101)	(1,641)	(1,512)
Effect of exchange rate changes on cash and cash equivalents	(48)	16		26	(69)	121
Net change in cash and cash equivalents	166	(301)		(835)	1,356	(1,870)
Cash and cash equivalents at beginning of period	3,653	4,488		4,488	3,132	5,002
Cash and cash equivalents at end of period	3,819	4,187		3,653	4,488	3,132
Less cash and cash equivalents of discontinued operations at end of period	22	35		21	45	38
Cash and cash equivalents of continuing operations at end of period	3,797	4,152		3,632	4,443	3,094
Parent Guarantor
Cash flows from operating activities:
Net income	103	46		325	38	38
Less (income) loss from discontinued operations, net of taxes	0	0		0	0	0
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries	(103)	(48)		(329)	(59)	(65)
Dividends from subsidiaries	0	0		0	0	0
Amortization of fixed maturity discounts and premiums and limited partnerships	0	0		0	0	0
Net investment losses (gains)	0	0		0	0	0
Charges assessed to policyholders	0	0		0	0	0
Acquisition costs deferred	0	0		0	0	0
Amortization of deferred acquisition costs and intangibles	0	0		0	0	0
Goodwill impairment				0	0
Deferred income taxes	0	(1)		(3)	(11)	(14)
Gain on sale of subsidiary					0
Net increase (decrease) in trading securities, held- for-sale investments and derivative instruments	0	0		0	0	0
Stock-based compensation expense	0	3		7	32	41
Change in certain assets and liabilities:
Accrued investment income and other assets	0	0		0	0	0
Insurance reserves	0	0		0	0	0
Current tax liabilities	0	0		0	0	0
Other liabilities and other policy-related balances	0	0		0	0	0
Cash from operating activities-discontinued operations	0	0		0	0	0
Net cash from operating activities	0	0		0	0	0
Cash flows from investing activities:
Fixed maturity securities	0	0		0	0	0
Commercial mortgage loans	0	0		0	0	0
Restricted commercial mortgage loans related to securitization entities	0	0		0	0	0
Proceeds from sales of investments:
Fixed maturity and equity securities	0	0		0	0	0
Purchases and originations of investments:
Fixed maturity and equity securities	0	0		0	0	0
Commercial mortgage loans	0	0		0	0	0
Other invested assets, net	0	0		0	0	0
Policy loans, net	0	0		0	0	0
Intercompany notes receivable	0	0		0	0	0
Capital contributions to subsidiaries	0	0		0	0	0
Proceeds from sale of a subsidiary, net of cash transferred				0	0
Payments for businesses purchased, net of cash acquired					0	0
Cash from investing activities-discontinued operations	0	0		0	0	0
Net cash from investing activities	0	0		0	0	0
Cash flows from financing activities:
Deposits to universal life and investment contracts	0	0		0	0	0
Withdrawals from universal life and investment contracts	0	0		0	0	0
Redemption and repurchase of non-recourse funding obligations	0	0		0	0	0
Proceeds from the issuance of long-term debt		0		0	0	0
Repayment and repurchase of long-term debt				0	0	0
Repayment of borrowings related to securitization entities	0	0		0	0	0
Repayment of borrowings from subsidiaries						0
Proceeds from intercompany notes payable	0	0		0	0	0
Repurchase of subsidiary shares					0	0
Dividends paid to noncontrolling interests	0	0		0	0	0
Other, net	0	0		0	0	0
Cash from financing activities-discontinued operations	0	0		0	0	0
Net cash from financing activities	0	0		0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0		0	0	0
Net change in cash and cash equivalents	0	0		0	0	0
Cash and cash equivalents at beginning of period	0	0		0	0	0
Cash and cash equivalents at end of period	0	0		0	0	0
Less cash and cash equivalents of discontinued operations at end of period	0	0		0	0	0
Cash and cash equivalents of continuing operations at end of period	0	0		0	0	0
Issuer
Cash flows from operating activities:
Net income	72	63		394	549	658
Less (income) loss from discontinued operations, net of taxes	5	0		0	0	0
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries	(122)	(125)		(636)	(769)	(804)
Dividends from subsidiaries	11	10		545	478	342
Amortization of fixed maturity discounts and premiums and limited partnerships	0	0		0	0	0
Net investment losses (gains)	4	22		29	18	4
Charges assessed to policyholders	0	0		0	0	0
Acquisition costs deferred	0	0		0	0	0
Amortization of deferred acquisition costs and intangibles	0	0		0	0	0
Goodwill impairment				0	0
Deferred income taxes	(47)	(17)		(274)	(115)	(67)
Gain on sale of subsidiary					0
Net increase (decrease) in trading securities, held- for-sale investments and derivative instruments	(3)	(6)		(27)	(47)	(93)
Stock-based compensation expense	0	0		16	0	0
Change in certain assets and liabilities:
Accrued investment income and other assets	74	(19)		53	28	0
Insurance reserves	0	0		0	0	0
Current tax liabilities	43	176		(43)	22	19
Other liabilities and other policy-related balances	17	37		10	62	31
Cash from operating activities-discontinued operations	(5)	0		0	0	0
Net cash from operating activities	49	141		67	226	90
Cash flows from investing activities:
Fixed maturity securities	0	0		0	0	0
Commercial mortgage loans	0	0		0	0	0
Restricted commercial mortgage loans related to securitization entities	0	0		0	0	0
Proceeds from sales of investments:
Fixed maturity and equity securities	0	0		10	201	0
Purchases and originations of investments:
Fixed maturity and equity securities	0	(100)		(150)	(10)	(201)
Commercial mortgage loans	0	0		0	0	0
Other invested assets, net	0	0		30	(30)	0
Policy loans, net	0	0		0	0	0
Intercompany notes receivable	8	1		(31)	(66)	(35)
Capital contributions to subsidiaries	(22)	0		(20)	(15)	(203)
Proceeds from sale of a subsidiary, net of cash transferred				0	0
Payments for businesses purchased, net of cash acquired					2	(40)
Cash from investing activities-discontinued operations	0	(18)		(18)	0	0
Net cash from investing activities	(14)	(117)		(179)	82	(479)
Cash flows from financing activities:
Deposits to universal life and investment contracts	0	0		0	0	0
Withdrawals from universal life and investment contracts	0	0		0	0	0
Redemption and repurchase of non-recourse funding obligations	0	0		0	0	0
Proceeds from the issuance of long-term debt		361		361	397	793
Repayment and repurchase of long-term debt				(322)	(760)	(6)
Repayment of borrowings related to securitization entities	0	0		0	0	0
Repayment of borrowings from subsidiaries						(33)
Proceeds from intercompany notes payable	(70)	(20)		58	(13)	26
Repurchase of subsidiary shares					0	0
Dividends paid to noncontrolling interests	0	0		0	0	0
Other, net	(3)	0		(49)	162	(967)
Cash from financing activities-discontinued operations	0	0		0	0	0
Net cash from financing activities	(73)	341		48	(214)	(187)
Effect of exchange rate changes on cash and cash equivalents	0	0		0	0	91
Net change in cash and cash equivalents	(38)	365		(64)	94	(485)
Cash and cash equivalents at beginning of period	843	907		907	813	1,298
Cash and cash equivalents at end of period	805	1,272		843	907	813
Less cash and cash equivalents of discontinued operations at end of period	0	0		0	0	0
Cash and cash equivalents of continuing operations at end of period	805	1,272		843	907	813
All Other Subsidiaries
Cash flows from operating activities:
Net income	191	144		734	418	354
Less (income) loss from discontinued operations, net of taxes	15	(12)		(57)	(36)	(45)
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries	0	0		38	0	0
Dividends from subsidiaries	(11)	(10)		(545)	(478)	(342)
Amortization of fixed maturity discounts and premiums and limited partnerships	(5)	(19)		(88)	(77)	(55)
Net investment losses (gains)	57	(59)		(56)	177	139
Charges assessed to policyholders	(202)	(187)		(801)	(690)	(506)
Acquisition costs deferred	(105)	(154)		(611)	(637)	(587)
Amortization of deferred acquisition costs and intangibles	122	271		722	593	622
Goodwill impairment				89	29
Deferred income taxes	(135)	39		359	(224)	(256)
Gain on sale of subsidiary					(36)
Net increase (decrease) in trading securities, held- for-sale investments and derivative instruments	(24)	(39)		218	1,498	(7)
Stock-based compensation expense	9	6		3	(1)	3
Change in certain assets and liabilities:
Accrued investment income and other assets	(120)	(77)		(122)	(203)	(34)
Insurance reserves	541	369		2,330	2,507	2,413
Current tax liabilities	159	(263)		(191)	123	(192)
Other liabilities and other policy-related balances	(485)	(413)		(1,181)	(151)	(306)
Cash from operating activities-discontinued operations	6	9		49	70	38
Net cash from operating activities	13	(395)		890	2,882	1,239
Cash flows from investing activities:
Fixed maturity securities	1,212	969		5,176	5,233	4,589
Commercial mortgage loans	212	142		891	912	769
Restricted commercial mortgage loans related to securitization entities	17	14		67	96	52
Proceeds from sales of investments:
Fixed maturity and equity securities	1,310	1,717		5,725	6,083	4,643
Purchases and originations of investments:
Fixed maturity and equity securities	(2,069)	(2,949)		(12,172)	(11,875)	(13,002)
Commercial mortgage loans	(203)	(81)		(692)	(300)	(105)
Other invested assets, net	(28)	438		391	(482)	1,587
Policy loans, net	0	(6)		(29)	(79)	(68)
Intercompany notes receivable	70	20		(58)	13	(26)
Capital contributions to subsidiaries	22	0		20	15	203
Proceeds from sale of a subsidiary, net of cash transferred				77	211
Payments for businesses purchased, net of cash acquired					(5)	0
Cash from investing activities-discontinued operations	0	0		(23)	1	1
Net cash from investing activities	543	264		(627)	(177)	(1,357)
Cash flows from financing activities:
Deposits to universal life and investment contracts	445	662		2,810	2,664	2,737
Withdrawals from universal life and investment contracts	(678)	(600)		(2,781)	(3,688)	(4,429)
Redemption and repurchase of non-recourse funding obligations	(4)	(563)		(1,056)	(130)	(6)
Proceeds from the issuance of long-term debt		0		0	148	411
Repayment and repurchase of long-term debt				0	0	0
Repayment of borrowings related to securitization entities	(17)	(19)		(72)	(96)	(61)
Repayment of borrowings from subsidiaries						0
Proceeds from intercompany notes payable	(8)	(1)		31	66	35
Repurchase of subsidiary shares					(71)	(131)
Dividends paid to noncontrolling interests	(13)	(12)		(50)	(67)	(43)
Other, net	(29)	(17)		103	(136)	220
Cash from financing activities-discontinued operations	0	(1)		(45)	(64)	(30)
Net cash from financing activities	(304)	(551)		(1,060)	(1,374)	(1,297)
Effect of exchange rate changes on cash and cash equivalents	(48)	16		26	(69)	30
Net change in cash and cash equivalents	204	(666)		(771)	1,262	(1,385)
Cash and cash equivalents at beginning of period	2,810	3,581		3,581	2,319	3,704
Cash and cash equivalents at end of period	3,014	2,915		2,810	3,581	2,319
Less cash and cash equivalents of discontinued operations at end of period	22	35		21	45	38
Cash and cash equivalents of continuing operations at end of period	2,992	2,880		2,789	3,536	2,281
Eliminations
Cash flows from operating activities:
Net income	(225)	(174)		(928)	(828)	(869)
Less (income) loss from discontinued operations, net of taxes	0	0		0	0	0
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries	225	173		927	828	869
Dividends from subsidiaries	0	0		0	0	0
Amortization of fixed maturity discounts and premiums and limited partnerships	0	0		0	0	0
Net investment losses (gains)	0	0		0	0	0
Charges assessed to policyholders	0	0		0	0	0
Acquisition costs deferred	0	0		0	0	0
Amortization of deferred acquisition costs and intangibles	0	0		0	0	0
Goodwill impairment				0	0
Deferred income taxes	0	0		0	0	0
Gain on sale of subsidiary					0
Net increase (decrease) in trading securities, held- for-sale investments and derivative instruments	0	0		0	0	0
Stock-based compensation expense	0	0		0	0	0
Change in certain assets and liabilities:
Accrued investment income and other assets	4	(3)		1	1	3
Insurance reserves	0	0		0	0	0
Current tax liabilities	0	0		0	0	0
Other liabilities and other policy-related balances	(6)	6		5	16	4
Cash from operating activities-discontinued operations	0	0		0	0	0
Net cash from operating activities	(2)	2		5	17	7
Cash flows from investing activities:
Fixed maturity securities	0	0		0	0	0
Commercial mortgage loans	0	0		0	0	0
Restricted commercial mortgage loans related to securitization entities	0	0		0	0	0
Proceeds from sales of investments:
Fixed maturity and equity securities	0	0		0	0	0
Purchases and originations of investments:
Fixed maturity and equity securities	0	0		0	0	(33)
Commercial mortgage loans	0	0		0	0	0
Other invested assets, net	2	(2)		(5)	(17)	(7)
Policy loans, net	0	0		0	0	0
Intercompany notes receivable	(78)	(21)		89	53	61
Capital contributions to subsidiaries	0	0		0	0	0
Proceeds from sale of a subsidiary, net of cash transferred				0	0
Payments for businesses purchased, net of cash acquired					0	0
Cash from investing activities-discontinued operations	0	0		0	0	0
Net cash from investing activities	(76)	(23)		84	36	21
Cash flows from financing activities:
Deposits to universal life and investment contracts	0	0		0	0	0
Withdrawals from universal life and investment contracts	0	0		0	0	0
Redemption and repurchase of non-recourse funding obligations	0	0		0	0	0
Proceeds from the issuance of long-term debt		0		0	0	0
Repayment and repurchase of long-term debt				0	0	0
Repayment of borrowings related to securitization entities	0	0		0	0	0
Repayment of borrowings from subsidiaries						33
Proceeds from intercompany notes payable	78	21		(89)	(53)	(61)
Repurchase of subsidiary shares					0	0
Dividends paid to noncontrolling interests	0	0		0	0	0
Other, net	0	0		0	0	0
Cash from financing activities-discontinued operations	0	0		0	0	0
Net cash from financing activities	78	21		(89)	(53)	(28)
Effect of exchange rate changes on cash and cash equivalents	0	0		0	0	0
Net change in cash and cash equivalents	0	0		0	0	0
Cash and cash equivalents at beginning of period	0	0		0	0	0
Cash and cash equivalents at end of period	0	0		0	0	0
Less cash and cash equivalents of discontinued operations at end of period	0	0		0	0	0
Cash and cash equivalents of continuing operations at end of period	$ 0	$ 0		$ 0	$ 0	$ 0

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.